Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Share Warrants (Details)	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2015 shares € / shares	Dec. 31, 2014 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Oct. 18, 2019
Date of the CEO decision	Oct. 31, 2019
Beneficiaries	Consultants
Total number of BSAAR subscribed (in shares) | shares	35,070
Total number of BSAAR voided (in shares) | shares	0
Total number of BSAAR remaining (in shares) | shares	35,070
Issue price (in EUR per share)	€ 1.23
Excercise price (in EUR per share)	12.32
Estimated fair value - according to IFRS 2 (in EUR per share)	€ 0.75
End of exercise period	05/31/2024
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	40.00%
Risk-free interest rate	0.00%
Expected life	8 months 12 days
BSA-2017-A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting		Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO		Nov. 21, 2017
Date of the CEO decision		Dec. 06, 2017
Beneficiaries		Consultants and officers
Total number of BSAAR subscribed (in shares) | shares		18,345
Total number of BSAAR voided (in shares) | shares		0
Total number of BSAAR remaining (in shares) | shares		18,345
Issue price (in EUR per share)		€ 2.00
Excercise price (in EUR per share)		19.97
Estimated fair value - according to IFRS 2 (in EUR per share)		€ 3.78
End of exercise period		06/30/2022
Valuation method used		Black & Scholes
Expected dividends		0.00%
Expected volatility		36.40%
Risk-free interest rate		0.00%
Expected life		6 years
BSA-2017-B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting		Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO		Nov. 21, 2017
Date of the CEO decision		Dec. 06, 2017
Beneficiaries		Consultants and officers
Total number of BSAAR subscribed (in shares) | shares		18,345
Total number of BSAAR voided (in shares) | shares		0
Total number of BSAAR remaining (in shares) | shares		18,345
Issue price (in EUR per share)		€ 2.00
Excercise price (in EUR per share)		19.97
Estimated fair value - according to IFRS 2 (in EUR per share)		€ 3.81
End of exercise period		07/15/2022
Valuation method used		Black & Scholes
Expected dividends		0.00%
Expected volatility		35.70%
Risk-free interest rate		0.00%
Expected life		6 years
BSA 2015-A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting			Apr. 02, 2014
Date of the Management Board meeting			Jan. 09, 2015
Beneficiaries			Consultants and officers
Total number of BSAAR subscribed (in shares) | shares			12,860
Total number of BSAAR voided (in shares) | shares			12,860
Total number of BSAAR remaining (in shares) | shares			0
Issue price (in EUR per share)			€ 0.01
Excercise price (in EUR per share)			€ 35.95
End of exercise period			05/31/2019
Valuation method used			Black & Scholes
Expected dividends			0.00%
Expected volatility			74.90%
Risk-free interest rate			0.40%
Expected life			4 years
BSA 2015-A | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)			€ 25.33
BSA 2015-A | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)			€ 26.89
BSA 2015-B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting			Apr. 02, 2014
Date of the Management Board meeting			Jan. 09, 2015
Beneficiaries			Consultants and officers
Total number of BSAAR subscribed (in shares) | shares			12,860
Total number of BSAAR voided (in shares) | shares			12,860
Total number of BSAAR remaining (in shares) | shares			0
Issue price (in EUR per share)			€ 0.01
Excercise price (in EUR per share)			€ 35.95
End of exercise period			11/30/2019
Valuation method used			Black & Scholes
BSA 2015-B | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)			€ 25.33
BSA 2015-B | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)			€ 26.31
BSA 2014-A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Apr. 02, 2014
Date of the Management Board meeting				Jul. 24, 2014
Beneficiaries				Consultants and officers
Total number of BSAAR subscribed (in shares) | shares				46,765
Total number of BSAAR voided (in shares) | shares				46,765
Total number of BSAAR remaining (in shares) | shares				0
Issue price (in EUR per share)				€ 0.01
Excercise price (in EUR per share)				€ 23.50
End of exercise period				09/30/2018
Valuation method used				Black & Scholes
Expected dividends				0.00%
Expected volatility				74.90%
Risk-free interest rate				0.40%
Expected life				4 years
BSA 2014-A | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)				€ 15.61
BSA 2014-A | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)				€ 24.84
BSA 2014-B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of the Shareholders meeting				Apr. 02, 2014
Date of the Management Board meeting				Jul. 24, 2014
Beneficiaries				Consultants and officers
Total number of BSAAR subscribed (in shares)				46,765
Total number of BSAAR voided (in shares) | shares				46,765
Total number of BSAAR remaining (in shares) | shares				0
Issue price (in EUR per share)				€ 0.01
Excercise price (in EUR per share)				€ 23.50
End of exercise period				02/28/2019
Valuation method used				Black & Scholes
BSA 2014-B | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)				€ 15.61
BSA 2014-B | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share)				€ 24.85